Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 1, 2011
Registrant Name	dei_EntityRegistrantName	Stewart Capital Mutual Funds
Central Index Key	dei_EntityCentralIndexKey	0001376720
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 1, 2011
Stewart Capital Mid Cap Fund (Prospectus Summary) | Stewart Capital Mid Cap Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCMFX

Stewart Capital Mid Cap Fund (Prospectus Summary) | Stewart Capital Mid Cap Fund
FUND SUMMARY
Investment Objective
The Stewart Capital Mid Cap Fund (the "Fund") seeks long-term capital appreciation.

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of shares of the Fund if you and your family invest, or agree to invest in the future, at least  $100,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Buy
Fund Shares on page 13 of the Fund's Prospectus and in Further Information on
Purchase of Fund Shares on page 30 of the Fund's Statement of Additional
Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Stewart Capital Mid Cap Fund Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Stewart Capital Mid Cap Fund Class A
Management Fees		0.70%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses		1.21%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses		2.17%
Expense Reduction/Reimbursement	[2]	(0.66%)
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement		1.51%
[1]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's Adviser has contractually agreed to reduce fees and absorb expenses of the Fund until April 30, 2012. The agreement may be terminated by the Trust's Board of Trustees on 60 days' written notice to the Adviser.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Stewart Capital Mid Cap Fund Class A	571	1,013	1,481	2,771

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may result in higher transaction costs and higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 48% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets plus borrowings in equity securities of mid-capitalization companies. The equity securities in which the Fund invests consist primarily of common stock. For these purposes, "mid-capitalization companies" are those that, at the time of purchase, have market capitalizations that fall within the market capitalization range of companies within the Russell Midcap® Value Index. As of February 28,
2011, market capitalizations of companies in the Russell Midcap® Value Index ranged from approximately  $218 million to  $6.34 billion with an average market capitalization of  $8.28 billion.

The Fund typically invests in 30 to 60 companies whose stock prices, the Adviser believes, are lower than the actual value of the companies. In analyzing value, the Adviser focuses on whether the stock prices of these companies are priced at a discount to the present values of their future cash flows.

The Adviser prefers to invest in companies that do not need to rely on large amounts of leverage to execute their business plans. In selecting investments, the Adviser uses a number of criteria, including (but not limited to):

  · Industries and companies with high barriers to entry;

  · Industries and companies with high returns on invested capital;

  · Industries and companies with favorable demographics;

  · Industries and companies participating in major, long-term trends; and

  · Companies with strong management teams.

The Fund will invest in foreign companies that are traded on a U.S. exchange, and through depositary receipts. Depositary receipts, which can include American
Depositary Receipts ("ADRs"), represent ownership of securities in foreign companies and are held in banks and trust companies.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities.

Principal Risks
The Fund is designed for investors seeking capital appreciation in their investment over the long-term. Those investors should be willing to assume the risks of share price fluctuations that are typical for a fund focusing on equity investments. The Fund is not a complete investment program. There is no assurance the Fund will achieve its investment objective and the loss of your money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.

Market Risk. This is the risk that the value of the Fund's investments will fluctuate as the stock or bond markets fluctuate and that prices overall will decline over short- or long-term periods.

Focused Portfolio Risk. Although the Fund is a diversified Fund, because the
Fund invests in a limited number of companies, it may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value.

Mid Cap Risk. The Fund invests primarily in undervalued mid-cap stocks and therefore is subject to the possibility that value stocks or mid-cap stocks may temporarily fall out of favor or perform poorly relative to other types of investments.

Management Risk.  The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result, and there can be no assurance that the Fund's investment objective will be achieved.

Small Fund Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. Also, because the Fund is small, large inflows and outflows of cash may impact the Fund's market exposure for limited periods of time.

Allocation Risk. This is the risk that the allocation of the Fund's investments among economic sectors may have a more significant effect on the Fund's net asset value when one of these sectors is performing more poorly than the others.

Foreign Investment Risk.  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

Value Investing Risk. Value investing attempts to identify companies selling at a discount to their intrinsic value.  Value investing is subject to the risk that a company's intrinsic value may never be fully realized by the market or that a company judged by the Adviser to be undervalued may actually be appropriately priced.

FUND PERFORMANCE
The performance information that follows illustrates the variability of the Fund's returns, which provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance during each full calendar year since the Fund's inception, and the table compares the Fund's average annual returns over time with those of a broad measure of market performance. The chart and table assume that all dividend and capital gain distributions have been reinvested. The Fund's past performance (before and after taxes) is no guarantee of how it will perform in the future. It may perform better or worse in the future. For performance data current to the most recent month-end, please call (toll-free) (877) 420-4440.

Best Quarter (2nd Quarter 2009): 19.62%
Worst Quarter (4th Quarter 2008): -23.75%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns Stewart Capital Mid Cap Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception
Class A	Return Before Taxes	27.80%	24.10%
Class A After Taxes on Distributions	Return After Taxes on Distributions	27.78%	5.35%
Class A After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	18.10%	4.72%
S&P 400® Midcap Index	S&P 400® Midcap Index	26.64%	19.80%
Russell Midcap Value Index	Russell MidCap® Value Index	24.75%	1.59%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
Stewart Capital Mid Cap Fund (Prospectus Summary) | Stewart Capital Mid Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	FUND SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Stewart Capital Mid Cap Fund (the "Fund") seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of shares of the Fund if you and your family invest, or agree to invest in the future, at least  $100,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Buy
Fund Shares on page 13 of the Fund's Prospectus and in Further Information on
Purchase of Fund Shares on page 30 of the Fund's Statement of Additional
Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may result in higher transaction costs and higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 48% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	48.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of shares of the Fund if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund invests at least 80% of its net assets plus borrowings in equity securities of mid-capitalization companies. The equity securities in which the Fund invests consist primarily of common stock. For these purposes, "mid-capitalization companies" are those that, at the time of purchase, have market capitalizations that fall within the market capitalization range of companies within the Russell Midcap® Value Index. As of February 28,
2011, market capitalizations of companies in the Russell Midcap® Value Index ranged from approximately  $218 million to  $6.34 billion with an average market capitalization of  $8.28 billion.

The Fund typically invests in 30 to 60 companies whose stock prices, the Adviser believes, are lower than the actual value of the companies. In analyzing value, the Adviser focuses on whether the stock prices of these companies are priced at a discount to the present values of their future cash flows.

The Adviser prefers to invest in companies that do not need to rely on large amounts of leverage to execute their business plans. In selecting investments, the Adviser uses a number of criteria, including (but not limited to):

  · Industries and companies with high barriers to entry;

  · Industries and companies with high returns on invested capital;

  · Industries and companies with favorable demographics;

  · Industries and companies participating in major, long-term trends; and

  · Companies with strong management teams.

The Fund will invest in foreign companies that are traded on a U.S. exchange, and through depositary receipts. Depositary receipts, which can include American
Depositary Receipts ("ADRs"), represent ownership of securities in foreign companies and are held in banks and trust companies.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The Fund is designed for investors seeking capital appreciation in their investment over the long-term. Those investors should be willing to assume the risks of share price fluctuations that are typical for a fund focusing on equity investments. The Fund is not a complete investment program. There is no assurance the Fund will achieve its investment objective and the loss of your money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.

Market Risk. This is the risk that the value of the Fund's investments will fluctuate as the stock or bond markets fluctuate and that prices overall will decline over short- or long-term periods.

Focused Portfolio Risk. Although the Fund is a diversified Fund, because the
Fund invests in a limited number of companies, it may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value.

Mid Cap Risk. The Fund invests primarily in undervalued mid-cap stocks and therefore is subject to the possibility that value stocks or mid-cap stocks may temporarily fall out of favor or perform poorly relative to other types of investments.

Management Risk.  The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result, and there can be no assurance that the Fund's investment objective will be achieved.

Small Fund Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. Also, because the Fund is small, large inflows and outflows of cash may impact the Fund's market exposure for limited periods of time.

Allocation Risk. This is the risk that the allocation of the Fund's investments among economic sectors may have a more significant effect on the Fund's net asset value when one of these sectors is performing more poorly than the others.

Foreign Investment Risk.  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

Value Investing Risk. Value investing attempts to identify companies selling at a discount to their intrinsic value.  Value investing is subject to the risk that a company's intrinsic value may never be fully realized by the market or that a company judged by the Adviser to be undervalued may actually be appropriately priced.

Risk, Lose Money	rr_RiskLoseMoney	There is no assurance the Fund will achieve its investment objective and the loss of you money is a risk of investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The performance information that follows illustrates the variability of the Fund's returns, which provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance during each full calendar year since the Fund's inception, and the table compares the Fund's average annual returns over time with those of a broad measure of market performance. The chart and table assume that all dividend and capital gain distributions have been reinvested. The Fund's past performance (before and after taxes) is no guarantee of how it will perform in the future. It may perform better or worse in the future. For performance data current to the most recent month-end, please call (toll-free) (877) 420-4440.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information that follows illustrates the variability of the Fund's returns, which provides some indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	(877) 420-4440
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is no guarantee of how it will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter (2nd Quarter 2009): 19.62%
Worst Quarter (4th Quarter 2008): -23.75%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	The returns for the S&P 400® Midcap Index and Russell MidCap® Value Index do not reflect the deduction of fees, expenses, or taxes.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Stewart Capital Mid Cap Fund (Prospectus Summary) | Stewart Capital Mid Cap Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.75%)
Stewart Capital Mid Cap Fund | S&P 400® Midcap Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 400® Midcap Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.64%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	19.80%
Stewart Capital Mid Cap Fund | Russell Midcap Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell MidCap® Value Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.75%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.59%
Stewart Capital Mid Cap Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.17%
Expense Reduction/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.66%)	[2]
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement	rr_NetExpensesOverAssets	1.51%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	571
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,013
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,481
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,771
Annual Return 2007	rr_AnnualReturn2007	1.46%
Annual Return 2008	rr_AnnualReturn2008	(34.34%)
Annual Return 2009	rr_AnnualReturn2009	45.75%
Annual Return 2010	rr_AnnualReturn2010	27.80%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	27.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	24.10%
Stewart Capital Mid Cap Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	27.78%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.35%
Stewart Capital Mid Cap Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.10%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.72%

[1]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's Adviser has contractually agreed to reduce fees and absorb expenses of the Fund until April 30, 2012. The agreement may be terminated by the Trust's Board of Trustees on 60 days' written notice to the Adviser.